Investment Objectives and Goals - Acquirers Small And Micro Deep Value ETF	Dec. 23, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Acquirers Small and Micro Deep Value ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Acquirers Small and Micro Deep Value ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the Acquirers Deep Value Index (the “Index”).